Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Year ended December 31,
	2016	2015	2014
Included in voyage expenses
Charter hire commissions (a)	$2,212	$1,821	$1,363

Included in general and administrative expenses
Executive services fee (d)	$595	$599	$803
Administrative services fee (e)	$120	$120	$134

Management fees-related party
Management fees (a)	$5,999	$4,870	$3,566

Related parties balances
	Year ended December 31,
	2016	2015
Assets:
Working capital advances granted to the Manager (a)	$878	$460
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$147	$—
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$125	$200
Total liabilities due to related party, current	$302	$230
Credit financing balance due to Sponsor (c)	$—	$35,000
Total liabilities due to related party, non-current	$—	$35,000